Stockholders' equity and dividend payment, Dividend payment (Details) - USD ($) $ / shares in Units, $ in Thousands									9 Months Ended		12 Months Ended
	Nov. 07, 2022	Aug. 30, 2022	May 26, 2022	Feb. 24, 2022	Nov. 23, 2021	Aug. 26, 2021	May 26, 2021	Feb. 25, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Dividend Payment [Abstract]
Total payment		$ 6,500	$ 3,300	$ 3,300	$ 3,300	$ 3,300	$ 6,800	$ 8,600	$ 13,172	$ 18,749	$ 22,100
Per common share (in dollars per share)	$ 0.04	$ 0.04	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.04	$ 0.05	$ 0.08		$ 0.13